II. Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017
Disclosure of associates [line items]
Goodwill or intangible assets recognized in relation to investments in non consolidated companies under the equity method	$ 0
Impairment loss on equity method investment in non-consolidated companies	0	$ 0	$ 0
Additional Amortization Expenses	11,100
Total intangible assets and goodwill	1,429,056	1,561,559
Research and development expense	41,800	61,100	63,400
Selling, general and administrative expenses, amortization of intangible assets	$ 82,355	$ 41,967	$ 206,672
Number of shares authorised (in shares) | shares	2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares	$ 1.00	$ 1.00	$ 1.00
Total number of shares issued (in shares) | shares	1,180,536,830	1,180,536,830	1,180,536,830
Number of shares outstanding at end of period (in shares) | shares	1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share	1	1	1
Net defined benefit liability (asset) at end of period	$ 82,400	$ 99,000
Employee benefits, unit vesting period (Year)	4 years
Employee benefits, company redemption period (Year)	7 years			10 years
Employee benefits, early redemption period (Year)				7 years
Carrying value of units granted	$ 108,700	119,900
ITALY
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	17,300
UNITED STATES
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	13,600
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	36,900
Funded post-employment benefits [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	176,309	160,412	$ 146,885
Funded post-employment benefits [member] | Canada [member]
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	10,600
Information system projects [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	59,993	68,533
Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	86,700	86,700	$ 86,700
Customer-related intangible assets [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	$ 115,126	$ 82,811
Customer-related intangible assets [member] | Maverick acquisition [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	14 years
Remaining amortisation period of intangible assets material to entity (Year)			0 years	2 years
Selling, general and administrative expenses, amortization of intangible assets			$ 109
Customer-related intangible assets [member] | Hydrill acquisition [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	10 years
Customer-related intangible assets [member] | Saudi Steel Pipe Company [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	9 years
Finite-lived intangible asset, residual value	$ 63,800
Finite-lived intangible asset, residual useful life (Year)	7 years
Customer-related intangible assets [member] | Ipsco Tubulars Inc [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Finite-lived intangible asset, residual value	$ 51,300
Finite-lived intangible asset, residual useful life (Year)	2 years
Top of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	13.60%
Top of range [member] | Information system projects [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	10 years
Bottom of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	8.00%
Global Pipe Company [Member]
Disclosure of associates [line items]
Number of Board Members	5
Global Pipe Company [Member] | Saudi Steel Pipe Company [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	35.00%
Number of Board Members Can be Appointed Through Shareholders Agreement	1
Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Shares bound to SHA (in shares) | shares	483,600,000
Percent of company voting capital	68.60%
T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	47.10%
Ternium entitites [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	39.50%
Confab [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.60%
NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	45.90%
Previdencia Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.00%
Ternium S.A. [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	48.00%
Tecpetrol International S.A. [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	30.00%
Tenaris [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	22.00%
Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	11.46%
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of associates [line items]
Proportion of voting rights held in associate	5.19%	5.19%
Usiminas [member] | Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	5.19%
Proportion of voting rights held in associate	3.07%
Usiminas [member] | Ternium S.A. [member] | Preference shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	1,300,000
Usiminas [member] | Ternium S.A. [member] | Ordinary shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	36,500,000